BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
Schedule of unaudited pro forma information of the acquisitions	Table 3
PDAger
BUSINESS COMBINATIONS
Schedule of purchase price allocation	Table 1
Etag
BUSINESS COMBINATIONS
Schedule of purchase price allocation	Table 2